S000016772 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	213 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.73%
Markit iBoxx USD Liquid High Yield Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	3.53%	4.58%
iShares iBoxx $ High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	3.07%	4.05%
Performance Inception Date					Apr. 04, 2007
iShares iBoxx $ High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.07%	0.89%	1.80%
iShares iBoxx $ High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	1.37%	2.07%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.